PROVISIONS FOR ONEROUS CONTRACTS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of current onerous contracts provision	R$ 12,048	R$ 1,093,678	R$ 9,073
Constitutions to current onerous contracts provision		180,287	1,142,502
Reversals/Compensation current onerous contracts provision	(2,612)	(1,081,630)	(57,897)
Classification as held for sale of current onerous contracts provision		(170,133)
Ending balance of current onerous contracts provision	9,436	12,048	1,093,678
Beginning balance of non-current onerous contracts provision	2,067,179	2,659,305	1,549,412
Constitutions to non-current onerous contracts provision	657,626	803,720	2,340,011
Reversals/Compensation non-current onerous contracts provision	(2,008,863)	(1,395,846)	(1,230,118)
Ending balance of non-current onerous contracts provision	715,942	2,067,179	2,659,305
Beginning balance of onerous contracts provision	2,079,227	3,752,983	1,558,485
Constitutions to onerous contracts provision	657,626	973,853	3,482,513
Reversals/Compensation of onerous contracts provision	(2,011,475)	(2,477,476)	(1,288,015)
Classification as held for sale of onerous contracts provision		(170,133)
Ending balance of onerous contracts provision	725,378	2,079,227	3,752,983
Balance of onerous contracts provision, current operating and maintenance costs	592,939	458,332
Generation
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	1,894,640	2,507,065	602,316
Constitutions to onerous contracts provision	657,626	785,383	2,389,882
Reversals/Compensation of onerous contracts provision	(2,011,475)	(1,397,808)	(485,133)
Ending balance of onerous contracts provision	540,791	1,894,640	2,507,065
Generation | Brasil Ventos S.A.
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision		161,473
Reversals/Compensation of onerous contracts provision	30,701	(161,473)
Ending balance of onerous contracts provision	30,701		161,473
Generation | Camacari
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision			80,441
Reversals/Compensation of onerous contracts provision			(80,441)
Generation | UHE Funil, MG
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	126,861	63,424	83,788
Constitutions to onerous contracts provision	293,505	74,969
Reversals/Compensation of onerous contracts provision	(171,846)	(11,532)	(20,364)
Ending balance of onerous contracts provision	248,520	126,861	63,424
Generation | UHE Coaracy Nunes
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	232,052	370,581	228,091
Constitutions to onerous contracts provision			142,490
Reversals/Compensation of onerous contracts provision	(130,314)	(138,529)
Ending balance of onerous contracts provision	101,738	232,052	370,581
Generation | UHE Marimbondo
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision		235,806	79,924
Constitutions to onerous contracts provision			155,882
Reversals/Compensation of onerous contracts provision		(235,806)
Ending balance of onerous contracts provision			235,806
Generation | UTN Angra 3
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	1,388,843	1,350,241
Constitutions to onerous contracts provision		562,862	1,677,269
Reversals/Compensation of onerous contracts provision	(1,388,843)	(524,260)	(327,028)
Ending balance of onerous contracts provision		1,388,843	1,350,241
Generation | TPP Santa Cruz
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	32,258
Constitutions to onerous contracts provision	318,565
Reversals/Compensation of onerous contracts provision	(190,991)
Ending balance of onerous contracts provision	159,832	32,258
Generation | Estreito
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision		164,755
Reversals/Compensation of onerous contracts provision		(164,755)
Ending balance of onerous contracts provision			164,755
Generation | Other
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	114,626
Constitutions to onerous contracts provision	45,556
Reversals/Compensation of onerous contracts provision	(160,182)
Ending balance of onerous contracts provision		114,626
Transmission
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	184,587	166,485	896,049
Constitutions to onerous contracts provision		18,337	15,421
Reversals/Compensation of onerous contracts provision		(235)	(744,985)
Ending balance of onerous contracts provision	184,587	184,587	166,485
Distribution
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision		1,079,433	60,120
Constitutions to onerous contracts provision		170,133	1,077,210
Reversals/Compensation of onerous contracts provision		(1,079,433)	(57,897)
Classification as held for sale of onerous contracts provision		(170,133)
Ending balance of onerous contracts provision			1,079,433
Distribution | Companhia Energetica de Alagoas (Ceal)
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision		7,809
Constitutions to onerous contracts provision			7,809
Reversals/Compensation of onerous contracts provision		(7,809)
Ending balance of onerous contracts provision			7,809
Distribution | CEPISA
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision		65,382
Constitutions to onerous contracts provision			65,382
Reversals/Compensation of onerous contracts provision		(65,382)
Ending balance of onerous contracts provision			65,382
Distribution | CERON
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision		191,325
Constitutions to onerous contracts provision		167,257	191,325
Reversals/Compensation of onerous contracts provision		(191,325)
Classification as held for sale of onerous contracts provision		(167,257)
Ending balance of onerous contracts provision			191,325
Distribution | Boa Vista Energia
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision		2,223	60,120
Constitutions to onerous contracts provision		2,876
Reversals/Compensation of onerous contracts provision		(2,223)	(57,897)
Classification as held for sale of onerous contracts provision		(2,876)
Ending balance of onerous contracts provision			2,223
Distribution | Amazonas Distribuidora
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision		812,694
Constitutions to onerous contracts provision			812,694
Reversals/Compensation of onerous contracts provision		(812,694)
Ending balance of onerous contracts provision			812,694
Contract 062/2001 | Transmission
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision			729,478
Reversals/Compensation of onerous contracts provision			(729,478)
LT Recife II - Suape II 018/2011 | Transmission
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	50,197	41,463	51,024
Constitutions to onerous contracts provision		8,734
Reversals/Compensation of onerous contracts provision			(9,561)
Ending balance of onerous contracts provision	50,197	50,197	41,463
LT Camaari IV - Sapeau | Transmission
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	124,104	114,501	99,080
Constitutions to onerous contracts provision		9,603	15,421
Ending balance of onerous contracts provision	124,104	124,104	114,501
Others | Transmission
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	10,286	10,521	16,467
Reversals/Compensation of onerous contracts provision		(235)	(5,946)
Ending balance of onerous contracts provision	10,286	10,286	10,521
Others | Generation | Other
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	R$ 146,884	160,785
Constitutions to onerous contracts provision		147,552
Reversals/Compensation of onerous contracts provision		(161,453)
Ending balance of onerous contracts provision		146,884	160,785
Other | Generation | Other
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision		R$ 487,013	130,072
Constitutions to onerous contracts provision			414,241
Reversals/Compensation of onerous contracts provision			(57,300)
Ending balance of onerous contracts provision			R$ 487,013